Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

6.

Supplemental Cash Flow Information

	Year ended December 31, 2012 $	Year ended December 31, 2011 $	Year ended December 31, 2010 $	Accumulated from October 23, 2002 (date of inception) to December 31, 2012 $

Cash paid for interest	–	–	–	–
Cash paid for income tax	–	–	–	–

Non-cash investing and financing activities: Non-cash investing and financing activities:
Shares issued to acquire property and equipment	–	–	–	2
Shares issued to settle debt	–	–	–	34,060
Shares issued to settle related party debt	–	–	–	966,160